Capital Stock (Details Narrative) - USD ($)							1 Months Ended
	Feb. 11, 2022	Nov. 11, 2021	Aug. 14, 2021	Mar. 28, 2021	Sep. 30, 2019	Jun. 21, 2019	Sep. 30, 2019
Bridge Forest Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share		$ 1.00
Preferred Stock, Voting Rights		3
Bridge Forest Limited [Member] | Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues		5,000,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues	16,000,000
Shares Issued, Price Per Share	$ 2.50
Various Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues				3,150,000
Shares Issued, Price Per Share				$ 1.25
Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues				210,000
Banker And Affiliates [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues			3,148
Joyful Corporation Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues					2,000,000	2,000,000
Shares Issued, Price Per Share					$ 1.25	$ 1.25	$ 1.25
Stock Issued During Period, Value, New Issues						$ 2,500,000	$ 400,000
Joyful Corporation Limited [Member] | Call Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues						690,000
Shares Issued, Price Per Share						$ 1.25